Note 6. Advances from Shareholders	12 Months Ended
Dec. 31, 2012
Note 6. Advances From Shareholders
6. Advances from Shareholders	6. ADVANCES FROM SHAREHOLDERS The advances from shareholders are unsecured, interests bearing and due on demand. Interest of $8,907 (2011: $Nil) were charged by the shareholders.